Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Cash Investing and Financing Activities:
Capital expenditures included in liabilities at the end of the year	$ 2,374	$ 8,090	$ 7,261
Financing costs included in liabilities at the end of the year	33	14
Loan assumed from Parent through deemed distributions	50,000
Borrowings repayments through capital contributions	764,080
Offering costs included in liabilities at the end of the year			20
Non-cash prepayment of lease payments	11,979	$ 11,626	$ 27,365
Capital expenditures included in liabilities at the end of the year - Right-of-use assets	$ 326